17. Segment Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015	Dec. 31, 2012
Identifiable Income and Expenses
Wholesale trading	$ 922,511	$ 4,304,660	$ 11,772,207	$ 31,326,385	$ 38,611,944	$ 25,305,723
Retail energy services	8,066,608	2,226,834	13,443,717	5,126,548	11,229,476	7,479,775
Management services	125,000	0	125,000	0
Revenues, net	9,114,119	6,531,494	25,340,924	36,452,933	49,841,420	32,785,498
Cost of retail electricity sold	6,095,655	1,677,901	12,318,876	6,267,307	11,440,672	7,760,674
Retail sales and marketing	357,008	22,953	602,907	151,395	324,948	493
Compensation and benefits	3,033,902	2,821,578	9,230,141	13,862,277	21,722,319	15,965,063
Professional fees	730,121	831,738	1,316,501	1,559,060	2,487,056	1,673,454
Other general and administrative	1,074,488	837,539	2,310,553	1,667,871	6,093,843	2,853,517
Trading tools and subscriptions	353,955	336,219	681,260	629,421	1,332,804	922,756
Operating costs and expenses	11,645,129	6,527,928	26,460,238	24,137,331	43,401,642	29,175,957
Operating income (loss)	(2,531,010)	3,566	(1,119,314)	12,315,602	6,439,778	3,609,541
Capital expenditures	195,517	122,375	531,671	849,834
Identifiable Assets
Cash - unrestricted	5,082,537	2,975,580	5,082,537	2,975,580	2,397,300	3,190,495		$ 771,852
Cash in trading accounts	8,481,124	19,032,702	8,481,124	19,032,702	21,099,652	10,484,448
Accounts receivable - trade	5,392,744	2,819,950	5,392,744	2,819,950	2,394,246	1,315,209
Marketable securities	1,080,837	1,018,594	1,080,837	1,018,594	311,586	256,004
Note receivable, net - current	1,075,453		1,075,453
Prepaid expenses and other assets	492,591	272,069	492,591	272,069	416,419	242,482
Total current assets	21,605,286	34,426,534	21,605,286	34,426,534	26,619,203	15,629,602
Property, equipment and furniture, net	746,840	484,012	746,840	484,012	762,529	504,298
Intangible assets, net	115,057	711,300	115,057	711,300	269,149	305,978
Deferred financing costs, net	330,724	312,061	330,724	312,061	241,744	337,559
Cash - restricted	1,319,371	1,639,559	1,319,371	1,639,559	1,319,371	320,188
Land held for development	2,069,692	132,756	2,069,692	132,756	953,462	110,477
Note receivable, net - long term	1,980,386		1,980,386
Investment in convertible notes	1,680,297		1,680,297		1,604,879	0
Mortgage receivable		353,504		353,504		353,504
Total assets	29,847,653	39,062,782	29,847,653	39,062,782	31,770,337	17,561,606
Identifiable Liabilities and Equity
Revolver	3,386,255		3,386,255		1,105,259	0
Senior notes	1,288,408		1,288,408		312,068	200,000
Renewable unsecured subordinated notes	9,451,231		9,451,231		7,234,559	4,922,596
Accounts payable - trade	2,896,781		2,896,781		1,544,103	1,035,644
Accrued expenses	1,099,951		1,099,951		681,995	683,556
Accrued compensation	2,190,272		2,190,272		3,601,282	299,439
Accrued interest	1,230,493		1,230,493		849,913	359,758
Accrued distributions	4,000		4,000		0
Obligations under settlement agreement	0		0		582,565	0
Total current liabilities	21,547,391		21,547,391		15,911,744	7,750,993
Senior notes	213,762		213,762		217,451	0
Renewable unsecured subordinated notes	12,754,882		12,754,882		10,418,569	5,062,230
Obligations under settlement agreement	0		0		2,524,448	0
Total liabilities	34,516,035	24,097,398	34,516,035	24,097,398	29,072,212	12,813,223
Investment in subsidiaries	0	0	0	0
Series A preferred equity	2,745,000	2,745,000	2,745,000	2,745,000	2,745,000	2,745,000
Common equity	(7,133,338)	11,621,437	(7,133,338)	11,621,437	(193,624)	1,302,994
Accumulated other comprehensive income	(280,044)	598,947	(280,044)	598,947	146,749	700,389	$ 548,738
Total members' equity	(4,668,382)		(4,668,382)		2,698,125	4,748,383		$ 3,654,016
Total liabilities & equity	29,847,653	39,062,782	29,847,653	39,062,782	31,770,337	$ 17,561,606
Wholesale Trading
Identifiable Income and Expenses
Wholesale trading	1,338,624	4,066,387	12,104,420	29,275,907
Retail energy services	0	0	0	0
Management services	0		0
Revenues, net	1,338,624	4,066,387	12,104,420	29,275,907
Cost of retail electricity sold	0	0	0	0
Retail sales and marketing	0	0	0	0
Compensation and benefits	2,202,808	2,291,322	7,595,069	12,907,359
Professional fees	12,007	382,127	40,957	494,860
Other general and administrative	1,006,086	1,175,642	2,504,675	2,334,691
Trading tools and subscriptions	234,599	217,051	470,451	407,914
Operating costs and expenses	3,455,500	4,066,142	10,611,152	16,144,824
Operating income (loss)	(2,116,876)	245	1,493,268	13,131,083
Capital expenditures	1,377	12,531	1,377	15,218
Identifiable Assets
Cash - unrestricted	335,885	8,714,683	335,885	8,714,683
Cash in trading accounts	6,539,481	16,155,968	6,539,481	16,155,968
Accounts receivable - trade	42,244	2,051,474	42,244	2,051,474
Marketable securities	0	0	0	0
Note receivable, net - current	0		0
Prepaid expenses and other assets	6,624	117,073	6,624	117,073
Total current assets	6,924,234	27,039,198	6,924,234	27,039,198
Property, equipment and furniture, net	37,447	64,780	37,447	64,780
Intangible assets, net	0	0	0	0
Deferred financing costs, net	0	0	0	0
Cash - restricted	0	0	0	0
Land held for development	0	0	0	0
Note receivable, net - long term	0		0
Investment in convertible notes	0		0
Mortgage receivable		0		0
Total assets	6,961,681	27,103,978	6,961,681	27,103,978
Identifiable Liabilities and Equity
Revolver	0		0
Senior notes	0		0
Renewable unsecured subordinated notes	0		0
Accounts payable - trade	44,985		44,985
Accrued expenses	0		0
Accrued compensation	206,388		206,388
Accrued interest	0		0
Accrued distributions	0		0
Total current liabilities	251,373		251,373
Senior notes	0		0
Renewable unsecured subordinated notes	0		0
Total liabilities	251,373	9,958,781	251,373	9,958,781
Investment in subsidiaries	6,604,000	16,846,406	6,604,000	16,846,406
Series A preferred equity	0	0	0	0
Common equity	124,105	0	124,105	0
Accumulated other comprehensive income	(17,797)	298,791	(17,797)	298,791
Total members' equity	6,710,308		6,710,308
Total liabilities & equity	6,961,681	27,103,978	6,961,681	27,103,978
Retail Energy Services
Identifiable Income and Expenses
Wholesale trading	(416,113)	238,273	(332,213)	2,050,478
Retail energy services	8,066,608	2,226,834	13,443,717	5,126,548
Management services	0		0
Revenues, net	7,650,495	2,465,107	13,111,504	7,177,026
Cost of retail electricity sold	6,095,655	1,677,901	12,318,876	6,267,307
Retail sales and marketing	357,008	22,953	602,907	151,395
Compensation and benefits	202,042	91,167	390,357	166,449
Professional fees	283,369	214,471	538,820	494,902
Other general and administrative	691,102	314,131	1,308,770	603,047
Trading tools and subscriptions	102,010	101,247	185,477	191,876
Operating costs and expenses	7,731,186	2,421,870	15,345,207	7,874,976
Operating income (loss)	(80,691)	43,237	(2,233,703)	(697,950)
Capital expenditures	9,475	3,527	25,302	686,621
Identifiable Assets
Cash - unrestricted	572,184	1,119,874	572,184	1,119,874
Cash in trading accounts	1,941,643	2,876,734	1,941,643	2,876,734
Accounts receivable - trade	4,757,320	767,134	4,757,320	767,134
Marketable securities	0	0	0	0
Note receivable, net - current	0		0
Prepaid expenses and other assets	67,968	35,423	67,968	35,423
Total current assets	7,339,115	4,799,165	7,339,115	4,799,165
Property, equipment and furniture, net	106,120	63,178	106,120	63,178
Intangible assets, net	115,057	523,800	115,057	523,800
Deferred financing costs, net	22,604	0	22,604	0
Cash - restricted	0	0	0	0
Land held for development	0	0	0	0
Note receivable, net - long term	0		0
Investment in convertible notes	0		0
Mortgage receivable		0		0
Total assets	7,582,896	5,386,143	7,582,896	5,386,143
Identifiable Liabilities and Equity
Revolver	3,386,255		3,386,255
Senior notes	0		0
Renewable unsecured subordinated notes	0		0
Accounts payable - trade	2,109,677		2,109,677
Accrued expenses	1,090,622		1,090,622
Accrued compensation	10,676		10,676
Accrued interest	24,433		24,433
Accrued distributions	0		0
Total current liabilities	6,621,663		6,621,663
Senior notes	0		0
Renewable unsecured subordinated notes	0		0
Total liabilities	6,621,663	1,228,602	6,621,663	1,228,602
Investment in subsidiaries	9,252,889	3,839,062	9,252,889	3,839,062
Series A preferred equity	0	0	0	0
Common equity	(7,406,511)	0	(7,406,511)	0
Accumulated other comprehensive income	(885,145)	318,479	(885,145)	318,479
Total members' equity	961,233		961,233
Total liabilities & equity	7,582,896	5,386,143	7,582,896	5,386,143
Diversified Investments [Member]
Identifiable Income and Expenses
Wholesale trading	0	0	0	0
Retail energy services	0	0	0	0
Management services	125,000		125,000
Revenues, net	125,000	0	125,000	0
Cost of retail electricity sold	0	0	0	0
Retail sales and marketing	0	0	0	0
Compensation and benefits	336,042	0	648,713	0
Professional fees	1,000	0	2,200	0
Other general and administrative	47,190	35,327	89,415	59,555
Trading tools and subscriptions	74	693	272	1,468
Operating costs and expenses	384,306	36,020	740,600	61,023
Operating income (loss)	(259,306)	(36,020)	(615,600)	(61,023)
Capital expenditures	150,458	34,226	361,753	56,505
Identifiable Assets
Cash - unrestricted	4,768		4,768		0
Cash in trading accounts	0		0		0
Accounts receivable - trade	577,522		577,522		0
Marketable securities	0		0		0
Note receivable, net - current	1,075,453		1,075,453
Prepaid expenses and other assets	204,343		204,343		0
Total current assets	1,862,086		1,862,086		0
Property, equipment and furniture, net	110,404		110,404		0
Intangible assets, net	0		0		0
Deferred financing costs, net	0		0		0
Cash - restricted	1,319,371		1,319,371		320,188
Land held for development	2,069,692		2,069,692		132,756
Note receivable, net - long term	1,980,386		1,980,386
Investment in convertible notes	1,680,297		1,680,297
Mortgage receivable					353,504
Total assets	9,022,236		9,022,236		1,809,504
Identifiable Liabilities and Equity
Revolver	0		0
Senior notes	1,288,408		1,288,408
Renewable unsecured subordinated notes	0		0
Accounts payable - trade	145,257		145,257
Accrued expenses	2,941		2,941
Accrued compensation	0		0
Accrued interest	0		0
Accrued distributions	0		0
Total current liabilities	1,436,606		1,436,606
Senior notes	213,762		213,762
Renewable unsecured subordinated notes	0		0
Total liabilities	1,650,368		1,650,368		10,169
Investment in subsidiaries	1,347,387		1,347,387		1,799,335
Series A preferred equity	0		0		0
Common equity	6,024,481		6,024,481		0
Accumulated other comprehensive income	0		0		0
Total members' equity	7,371,868		7,371,868
Total liabilities & equity	9,022,236		9,022,236		$ 1,809,504
Corporate, net of Eliminations
Identifiable Income and Expenses
Wholesale trading	0	0	0	0
Retail energy services	0	0	0	0
Management services	0		0
Revenues, net	0	0	0	0
Cost of retail electricity sold	0	0	0	0
Retail sales and marketing	0	0	0	0
Compensation and benefits	293,010	439,089	596,002	788,469
Professional fees	433,745	235,140	734,524	569,298
Other general and administrative	(669,890)	(687,561)	(1,592,307)	(1,329,422)
Trading tools and subscriptions	17,272	17,228	25,060	28,163
Operating costs and expenses	74,137	3,896	(236,721)	56,508
Operating income (loss)	(74,137)	(3,896)	236,721	(56,508)
Capital expenditures	34,207	72,091	143,239	91,490
Identifiable Assets
Cash - unrestricted	4,169,700	1,448,662	4,169,700	1,448,662
Cash in trading accounts	0	0	0	0
Accounts receivable - trade	15,658	1,342	15,658	1,342
Marketable securities	1,080,837	1,018,594	1,080,837	1,018,594
Note receivable, net - current	0		0
Prepaid expenses and other assets	213,656	119,573	213,656	119,573
Total current assets	5,479,851	2,588,171	5,479,851	2,588,171
Property, equipment and furniture, net	492,869	356,054	492,869	356,054
Intangible assets, net	0	187,500	0	187,500
Deferred financing costs, net	308,120	312,061	308,120	312,061
Cash - restricted	0	1,319,371	0	1,319,371
Land held for development	0	0	0	0
Note receivable, net - long term	0		0
Investment in convertible notes	0		0
Mortgage receivable		0		0
Total assets	6,280,840	4,763,157	6,280,840	4,763,157
Identifiable Liabilities and Equity
Revolver	0		0
Senior notes	0		0
Renewable unsecured subordinated notes	9,451,231		9,451,231
Accounts payable - trade	596,862		596,862
Accrued expenses	6,388		6,388
Accrued compensation	1,973,208		1,973,208
Accrued interest	1,206,060		1,206,060
Accrued distributions	4,000		4,000
Total current liabilities	13,237,749		13,237,749
Senior notes	0		0
Renewable unsecured subordinated notes	12,754,882		12,754,882
Total liabilities	25,992,631	12,899,846	25,992,631	12,899,846
Investment in subsidiaries	(17,204,276)	(22,484,803)	(17,204,276)	(22,484,803)
Series A preferred equity	2,745,000	2,745,000	2,745,000	2,745,000
Common equity	(5,875,413)	11,621,437	(5,875,413)	11,621,437
Accumulated other comprehensive income	622,898	(18,323)	622,898	(18,323)
Total members' equity	(19,711,791)		(19,711,791)
Total liabilities & equity	$ 6,280,840	$ 4,763,157	$ 6,280,840	$ 4,763,157